Grupo Santander - Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
€ / shares in Units, € in Millions
					1 Months Ended	2 Months Ended	8 Months Ended
	Apr. 10, 2023 EUR (€)	Apr. 09, 2023	Dec. 10, 2021 $ / shares	Mar. 26, 2021	Dec. 10, 2021 EUR (€) shares	Apr. 10, 2023 EUR (€)	Dec. 31, 2023	Apr. 10, 2023 $ / shares	Apr. 10, 2023 € / shares	Apr. 10, 2023 $ / shares	Nov. 30, 2022	Oct. 21, 2022	Dec. 10, 2021 € / shares	Dec. 10, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			4.50%					3.60%	3.60%	3.60%		3.76%	4.50%	4.50%
Ownership interest in subsidiary	99.80%	96.20%	96.20%
Expected consideration (in MXN/EUR per share) | (per share)			$ 26.5					$ 24.52	€ 1.20				€ 1
Consideration, in cash per American Depositary Share | $ / shares										$ 6.6876
Expected consideration per American Depositary Share (in MXN per share) | (per share)			$ 132.50					$ 122.6						$ 6.2486
Consideration paid (received)					€ 335	€ 300
Increase through business combinations, reserves	€ 13
Increase (decrease) through business combinations, minority interest	€ (313)
Business combination, minimum acceptance percentage by Shareholders of acquiree											95.00%
Repurchase Trust, group's effective participation (in percentage)							99.98%
Proportion of ownership interests held by non-controlling interests				8.30%
Number of shares per American Depository Share (in shares) | shares					5
Decrease in reserves					€ 41
Decrease in minority interests					€ 294